Significant accounting policies (Details 3)	12 Months Ended
Dec. 31, 2012 MHz item
Labor obligations
Period of which wages for each year of service are considered for one-time payment of seniority premiums benefits	12 days
Number of times of legal minimum wage	2
Minimum period of service for employees to be eligible for payment of seniority premiums benefits	15 years
Period of which wages are payable as one-time payment under severance benefits	3 months
Period of which wages are payable as for each year of service upon involuntary termination without just cause	20 days
Revenue recognition
Minimum period after the end of each month during which company receives a definitive report from each purchaser	45 days
Maximum period after the end of each month during which company receives a definitive report from each purchaser	60 days
Deferred revenue
Transponder capacity required to be provided to the Mexican federal government, at no charge for the duration of the orbital concessions (in megahertz)	362.88